Schedule of Account Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Payables and Accruals [Abstract]
Trade accounts payable	$ 4,910,175	$ 5,069,616	$ 2,609,212
Accrued marketing	2,189,364	2,388,987	1,582,470
Accrued payroll and benefits	781,999	833,322	1,093,263
Accrued gaming liabilities	564,729	446,626	758,536
Accrued professional fees	328,549	555,967	704,748
Accrued jackpot liabilities	276,855	297,970	432,504
Accrued other liabilities	3,239,999	2,751,564	988,082
Accrued legal settlement (Note 13)			289,874
Total	$ 12,291,670	$ 12,344,052	$ 8,458,689